FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) item $ / bbl	Dec. 31, 2020 CAD ($)
Risk Management Strategy Related to Hedge Accounting
Weighted average interest rate on total debt	5.00%	4.80%
Commodity Price Risk
Risk Management Strategy Related to Hedge Accounting
Increase in price per barrel of crude oil | $ / bbl	10
Increase (decrease) in pre-tax earnings for the company's outstanding derivative financial instruments	$ 58	$ (95)
Foreign Currency Exchange Risk
Risk Management Strategy Related to Hedge Accounting
Strengthening in the Cdn$ relative to the US$	1.00%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 133	182
Variable interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Increase in interest rates	1.00%
Increase (decrease) in pre-tax earnings from increase in interest rates	$ (9)	$ (17)
Proportion of floating interest rate exposure	7.00%	16.40%
Interest rate swaps | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Number of derivative instruments outstanding | item	0
Weighted average | Fixed interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Weighted average interest rate on total debt	5.00%	5.30%